     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 2000

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

XX   Post-Effective Amendment No. 26

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

XX   Amendment No. 28

                        (Check appropriate box or boxes)

                       BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

      210 University Boulevard, Suite 900, Denver, Colorado   80206
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

               immediately upon filing pursuant to paragraph (b)
         XX    on April 28, 2000 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment (post-effective Amendment No. 23)

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                     -------------------------------------------
Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on December 15, 1999 and pursuant to that paragraph would become effective on February 28, 2000. Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Act of 1940 (the "Amendment") was filed pursuant to paragraph (b) of Rule 485 on February 28, 2000, extending the effective date to March 29, 2000.

         The Registrant hereby designates April 28, 2000 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 28th day of March, 2000.

                                         BERGER INVESTMENT PORTFOLIO TRUST
                                         (Registrant)

                                         By  /s/  Jack R. Thompson
                                            ------------------------------------
                                            Name:  Jack R. Thompson
                                            Title: President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                              Title                        Date
       ---------                              -----                        ----
/s/  Jack R. Thompson                 President (Principal            March 28, 2000
---------------------------------     Executive Officer)
Jack R. Thompson                      and Director

/s/  David J. Schultz                 Vice President and              March 28, 2000
---------------------------------     Treasurer (Principal
David J. Schultz                      Financial Officer)

/s/  John Paganelli                   Assistant Treasurer             March 28, 2000
----------------------------------    (Principal Accounting
John Paganelli                        Officer)

Dennis E. Baldwin                     Trustee                         March 28, 2000
----------------------------------
Dennis E. Baldwin*

Louis R. Bindner                      Trustee                         March 28, 2000
----------------------------------
Louis R. Bindner*

Katherine A. Cattanach                Trustee                         March 28, 2000
----------------------------------
Katherine A. Cattanach*


       Signature                              Title                        Date
       ---------                              -----                        ----

Paul R. Knapp                         Trustee                         March 28, 2000
----------------------------------
Paul R. Knapp*

Harry T. Lewis, Jr.                   Trustee                         March 28, 2000
----------------------------------
Harry T. Lewis, Jr.*

Michael Owen                          Trustee                         March 28, 2000
----------------------------------
Michael Owen*

William Sinclaire                     Trustee                         March 28, 2000
----------------------------------
William Sinclaire*

/s/  Jack R. Thompson
----------------------------------
*  By Jack R. Thompson
   Attorney-in-Fact